Other Charges - Additional information (Details) - USD ($) $ in Millions	Jan. 31, 2026	Jul. 31, 2025	Jan. 31, 2025
Fiscal 2025 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring cost incurred to date			$ 0.9
Restructuring and related cost, expected cost remaining	$ 0.0
Fiscal 2026 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring cost incurred to date		$ 4.6